Quarterly Report
January 31, 2025
MFS®  Multimarket
Income Trust
MMT-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 129.2%
Aerospace & Defense – 2.8%
Boeing Co., 6.388%, 5/01/2031		$134,000	$140,995
Boeing Co., 5.805%, 5/01/2050		1,213,000	1,141,673
Bombardier, Inc., 7.5%, 2/01/2029 (n)		314,000	326,816
Bombardier, Inc., 8.75%, 11/15/2030 (n)		185,000	199,198
Bombardier, Inc., 7.25%, 7/01/2031 (n)		252,000	260,210
Bombardier, Inc., 7%, 6/01/2032 (n)		397,000	404,826
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		405,000	405,454
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		111,000	111,030
Moog, Inc., 4.25%, 12/15/2027 (n)		728,000	699,477
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		443,000	490,098
Thales S.A., 4.25%, 10/18/2031	EUR	300,000	332,455
TransDigm, Inc., 5.5%, 11/15/2027		$613,000	607,087
TransDigm, Inc., 6.75%, 8/15/2028 (n)		476,000	484,434
TransDigm, Inc., 4.625%, 1/15/2029		554,000	524,381
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	305,026
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,452,000	1,487,305
			$7,920,465
Airlines – 0.4%
Air Canada, 3.875%, 8/15/2026 (n)		$582,000	$567,294
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		509,326	508,081
			$1,075,375
Asset-Backed & Securitized – 3.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)		$3,674,189	$151,840
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	220,000	283,607
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		$28,764	28,781
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		324,392	323,467
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		100,000	99,319
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.407% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	595,631
Arbor Realty Trust, Inc., CLO, 2022-FL2, “A”, FLR, 6.156% (SOFR - 1mo. + 1.85%), 5/15/2037 (n)		395,216	395,443
AREIT 2022-CRE6 Trust, “D”, FLR, 7.223% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	124,110
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		73,077	73,817
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.03% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		240,031	422,213
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.598%, 4/15/2053 (i)		963,051	49,897
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)		935,684	52,110
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.586%, 2/15/2054 (i)		6,432,201	462,749
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.258%, 2/15/2054 (i)		4,002,389	206,594
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.138%, 3/15/2054 (i)		2,031,016	92,524
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.882%, 6/15/2054 (i)		7,087,776	264,122
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)		6,943,655	387,014
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)		8,709,566	370,833
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.72% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	98,785
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		88,884	90,322
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		147,710	146,126
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	87,633
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		118,505	119,315
Colt Funding LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)		109,988	110,314
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		266,394	265,170
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)		3,595,299	122,190
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,586,320	46
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	101,206
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		101,000	101,539
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		169,941	170,886
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		464,500	463,338
MF1 2021-FL5 Ltd., “C”, FLR, 6.119% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		401,500	400,050

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “D”, FLR, 6.92% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		$745,000	$742,080
MF1 2021-FL6 Ltd., “B”, FLR, 6.065% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,000,000	985,623
MF1 2024-FL14 LLC, “A”, FLR, 6.036% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		200,000	200,237
MF1 2024-FL14 LLC, “AS”, FLR, 6.538% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	100,134
MF1 2024-FL14 LLC, “B”, FLR, 6.988% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	329,387
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.281%, 5/15/2054 (i)		1,808,197	96,449
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)		2,664,663	124,479
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		239,000	240,839
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		56,000	56,430
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)		117,348	117,862
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		97,136	97,437
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		80,837	81,216
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.266% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		340,000	337,002
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		136,573	137,550
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.501%, 4/15/2054 (i)		2,274,481	149,438
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.495%, 8/15/2054 (i)		1,930,442	133,566
			$10,590,720
Automotive – 1.5%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)(w)		$248,000	$251,305
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		966,000	862,010
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		404,000	401,636
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		555,000	452,298
Ford Motor Co., 6.1%, 8/19/2032		65,000	64,772
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		281,000	287,022
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		400,000	400,729
Hyundai Capital America, 6.375%, 4/08/2030 (n)		228,000	238,743
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		422,000	367,001
Volkswagen Leasing GmbH, 4%, 4/11/2031	EUR	410,000	436,691
Wabash National Corp., 4.5%, 10/15/2028 (n)		$398,000	367,436
			$4,129,643
Banks & Diversified Financials (Covered Bonds) – 0.4%
Credit Agricole Home Loan SFH, 3%, 12/11/2032	EUR	200,000	$208,056
Credit Agricole Home Loan SFH, 3.25%, 6/08/2033		300,000	316,511
Credit Mutuel Home Loan SFH, 3%, 7/29/2032		600,000	624,240
			$1,148,807
Broadcasting – 1.1%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$199,000	$188,491
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		600,000	623,755
Discovery Communications LLC, 4.125%, 5/15/2029		127,000	118,925
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		541,000	522,055
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		249,000	234,791
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	271,961
Univision Communications, Inc., 8%, 8/15/2028 (n)		304,000	310,768
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		548,000	550,415
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		131,000	115,674
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		22,000	20,297
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		236,000	215,688
			$3,172,820
Brokerage & Asset Managers – 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$615,000	$639,900
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		505,000	554,946
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		211,000	211,539
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		275,000	289,015
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		371,000	362,910
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		224,000	236,044

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		$1,182,000	$1,176,298
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	179,716
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	455,079
LPL Holdings, Inc., 4%, 3/15/2029 (n)		806,000	764,495
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		272,000	271,339
			$5,141,281
Building – 3.2%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$586,000	$541,775
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		497,000	526,644
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		197,000	194,379
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		419,000	339,057
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		197,000	196,625
Ferguson Enterprises, Inc., 5%, 10/03/2034		369,000	355,329
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		610,000	545,054
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		795,000	756,519
Knife River Corp., 7.75%, 5/01/2031 (n)		604,000	631,348
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		369,000	341,099
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		152,000	153,834
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		604,000	574,960
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		618,000	603,310
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		193,000	197,299
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		735,000	724,694
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		451,000	455,475
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		338,000	328,842
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		751,000	697,476
Vulcan Materials Co., 5.7%, 12/01/2054		207,000	202,194
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		620,000	620,283
			$8,986,196
Business Services – 2.4%
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$547,000	$529,244
Corning, Inc., 3.875%, 5/15/2026	EUR	340,000	356,836
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		280,000	310,306
Engineering Ingegneria Informatica S.p.A., 8.625%, 2/15/2030 (w)		100,000	107,320
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	424,151
Experian Finance PLC, 3.51%, 12/15/2033		350,000	367,357
Fiserv, Inc., 4.4%, 7/01/2049		$508,000	413,461
Global Payments, Inc., 4.875%, 3/17/2031	EUR	310,000	341,217
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		$492,000	482,892
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		460,000	452,055
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		421,000	405,872
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		199,000	199,350
Mastercard, Inc., 4.55%, 1/15/2035		308,000	294,347
Mastercard, Inc., 3.85%, 3/26/2050		270,000	209,394
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		449,000	461,053
Teleperformance SE, 4.25%, 1/21/2030	EUR	200,000	208,307
Teleperformance SE, 5.75%, 11/22/2031		400,000	448,653
Tencent Holdings Ltd., 3.8%, 2/11/2025		$700,000	699,793
			$6,711,608
Cable TV – 4.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$683,000	$558,369
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,870,000	1,732,112
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,164,000	1,059,002
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		344,000	298,388
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		476,000	388,878
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		581,000	594,234
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		233,000	175,418

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		$700,000	$615,397
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	464,311
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	188,726
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	224,540
DISH DBS Corp., 7.75%, 7/01/2026		330,000	288,512
DISH DBS Corp., 5.125%, 6/01/2029		316,000	207,846
DISH Network Corp., 11.75%, 11/15/2027 (n)		325,000	343,166
EchoStar Corp., 10.75%, 11/30/2029		497,194	535,965
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	580,000	552,052
Videotron Ltd., 3.625%, 6/15/2029 (n)		$511,000	475,704
Videotron Ltd., 5.7%, 1/15/2035 (n)		314,000	308,425
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		715,000	622,612
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		769,000	733,967
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,095,000	995,870
			$11,363,494
Chemicals – 1.6%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$437,000	$456,359
Chemours Co., 4.625%, 11/15/2029 (n)		735,000	652,596
Chemours Co., 8%, 1/15/2033 (n)		199,000	197,351
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	146,205
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		550,000	489,500
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		335,000	319,749
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		333,000	342,393
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		696,000	674,911
SNF Group SACA, 3.375%, 3/15/2030 (n)		709,000	624,230
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		238,000	226,338
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		314,000	332,129
			$4,461,761
Computer Software – 1.0%
Accenture Capital, Inc., 4.25%, 10/04/2031		$244,000	$235,471
Accenture Capital, Inc., 4.5%, 10/04/2034		163,000	155,104
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		501,000	507,911
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		597,000	620,531
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		336,000	326,589
Microsoft Corp., 2.525%, 6/01/2050		529,000	324,465
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		462,000	393,845
Oracle Corp., 4%, 7/15/2046		319,000	244,778
			$2,808,694
Computer Software - Systems – 0.8%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$283,000	$284,552
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		237,000	244,505
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		855,000	852,772
Virtusa Corp., 7.125%, 12/15/2028 (n)		309,000	302,163
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		475,000	485,799
			$2,169,791
Conglomerates – 2.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$311,000	$294,837
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		913,000	859,297
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		283,000	305,125
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		688,000	695,899
Gates Corp., 6.875%, 7/01/2029 (n)		399,000	408,078
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		358,000	351,599
Highland Holdings S.à r.l. Co., 2.875%, 11/19/2027	EUR	290,000	300,893
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		$404,000	423,588

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$471,000	$454,007
nVent Finance S.à r.l., 5.65%, 5/15/2033		189,000	188,254
Regal Rexnord Corp., 6.05%, 4/15/2028		667,000	680,181
Regal Rexnord Corp., 6.3%, 2/15/2030		224,000	231,006
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		499,000	518,479
Veralto Corp., 4.15%, 9/19/2031	EUR	273,000	295,913
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$215,000	217,359
Wurth Finance International B.V., 3%, 8/28/2031	EUR	220,000	229,135
			$6,453,650
Construction – 1.0%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$645,000	$650,365
Empire Communities Corp., 9.75%, 5/01/2029 (n)		554,000	577,572
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		108,000	105,810
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		490,000	457,494
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)(w)		497,000	498,238
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		418,000	400,301
			$2,689,780
Consumer Products – 1.9%
Acushnet Co., 7.375%, 10/15/2028 (n)		$507,000	$526,486
Amer Sports Co., 6.75%, 2/16/2031 (n)		691,000	709,275
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		351,000	349,590
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		349,000	363,475
Haleon Netherlands Capital B.V., 1.25%, 3/29/2026	EUR	340,000	347,402
Kenvue, Inc., 5.05%, 3/22/2053		$459,000	424,744
Newell Brands, Inc., 6.375%, 5/15/2030		352,000	356,400
Newell Brands, Inc., 6.625%, 5/15/2032		299,000	301,953
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		698,000	684,469
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		729,000	718,934
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		500,000	444,559
			$5,227,287
Consumer Services – 2.7%
Booking Holdings, Inc., 3.25%, 11/21/2032	EUR	390,000	$404,053
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$502,000	505,163
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	370,105
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		172,000	176,350
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		573,000	518,945
Emeria S.A.S.U., 3.375%, 3/31/2028	EUR	520,000	462,975
Garda World Security Corp., 8.375%, 11/15/2032 (n)		$543,000	560,651
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		726,000	671,034
Meituan, 4.5%, 4/02/2028 (n)		332,000	326,303
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		498,000	496,849
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		213,000	172,873
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		419,000	324,466
Service Corp. International, 5.75%, 10/15/2032		832,000	817,533
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		353,000	308,537
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		802,000	737,783
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		100,000	102,628
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		532,000	531,709
			$7,487,957
Containers – 1.0%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$725,000	$655,666
Ball Corp., 2.875%, 8/15/2030		796,000	689,453
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		501,000	511,071
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		611,000	611,436

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Verallia S.A., 3.875%, 11/04/2032	EUR	400,000	$418,483
			$2,886,109
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$354,000	$354,494
CommScope Technologies LLC, 5%, 3/15/2027 (n)		249,000	224,051
			$578,545
Electronics – 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		$299,000	$309,521
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		150,000	149,520
Entegris, Inc., 4.375%, 4/15/2028 (n)		213,000	205,216
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	447,974
Intel Corp., 5.7%, 2/10/2053		258,000	229,722
			$1,341,953
Emerging Market Quasi-Sovereign – 5.3%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$944,000	$960,539
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		940,000	940,214
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	377,000	401,255
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$200,000	197,746
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		425,000	420,499
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,041,228
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	510,000	496,695
Export-Import Bank of India, 3.375%, 8/05/2026		$1,366,000	1,335,490
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	606,080
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	985,692
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	495,991
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	290,235
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	360,878
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	454,500
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	874,244
Petroleos Mexicanos, 6.7%, 2/16/2032		499,000	433,806
Petroleos Mexicanos, 6.75%, 9/21/2047		634,000	436,869
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		488,000	337,715
Qatar Petroleum, 3.125%, 7/12/2041		355,000	260,595
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	523,594
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		410,000	383,350
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		767,000	775,736
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,192,934
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		388,000	396,298
			$14,602,183
Emerging Market Sovereign – 8.8%
Dominican Republic, 5.5%, 2/22/2029 (n)		$747,000	$730,566
Dominican Republic, 5.875%, 1/30/2060 (n)		927,000	796,108
Federal Republic of Nigeria, 7.875%, 2/16/2032		320,000	294,003
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	771,000
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	367,317
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		363,000	365,860
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	29,700,000	636,478
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	230,219
Republic of Albania, 5.9%, 6/09/2028	EUR	620,000	667,941
Republic of Angola, 8.25%, 5/09/2028		$491,000	462,782
Republic of Angola, 9.375%, 5/08/2048		400,000	330,234
Republic of Argentina, 4.125%, 7/09/2035		1,047,289	711,367
Republic of Bulgaria, 5%, 3/05/2037		572,000	538,309
Republic of Chile, 3.75%, 1/14/2032	EUR	235,000	245,613
Republic of Chile, 3.1%, 1/22/2061		$672,000	395,945

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Costa Rica, 7.3%, 11/13/2054		$391,000	$409,377
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,137,893
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$420,000	413,392
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	501,921
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	934,983
Republic of India, 7.18%, 8/14/2033	INR	58,000,000	685,128
Republic of Korea, 1.375%, 6/10/2030	KRW	8,300,000,000	5,329,140
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	916,124
Republic of Peru, 5.375%, 2/08/2035		422,000	407,680
Republic of Philippines, 3.556%, 9/29/2032		327,000	291,563
Republic of Serbia, 1.65%, 3/03/2033	EUR	115,000	96,121
Republic of Serbia, 6%, 6/12/2034 (n)		$689,000	685,221
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	456,000	359,448
Republic of South Africa, 8.875%, 2/28/2035	ZAR	8,000,000	388,346
Republic of South Africa, 7.1%, 11/19/2036 (n)		$475,000	464,345
Republic of South Africa, 7.3%, 4/20/2052		596,000	540,292
Republic of Turkey, 4.75%, 1/26/2026		521,000	518,049
Republic of Turkey, 7.625%, 5/15/2034		540,000	553,432
Republic of Turkey, 6.5%, 1/03/2035		308,000	290,851
Sultanate of Oman, 6%, 8/01/2029		406,000	413,105
Sultanate of Oman, 7%, 1/25/2051		600,000	629,250
United Mexican States, 4.75%, 4/27/2032		736,000	671,522
United Mexican States, 3.771%, 5/24/2061		430,000	245,925
			$24,426,850
Energy - Independent – 3.8%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$307,000	$321,082
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		177,000	187,613
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		390,000	411,318
CNX Resources Corp., 7.25%, 3/01/2032 (n)		399,000	406,876
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		778,000	763,578
Diamondback Energy, Inc., 5.75%, 4/18/2054		309,000	290,128
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		554,000	588,999
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		552,000	561,730
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		547,000	549,340
Matador Resources Co., 6.875%, 4/15/2028 (n)		561,000	571,356
Matador Resources Co., 6.5%, 4/15/2032 (n)		203,000	203,504
Occidental Petroleum Corp., 6.45%, 9/15/2036		456,000	467,784
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		606,000	601,480
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		333,000	341,815
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		203,000	203,491
Pioneer Natural Resources Co., 2.15%, 1/15/2031		410,000	350,573
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		449,000	475,119
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		648,000	673,226
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	411,074
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	998,461
Viper Energy, Inc., 7.375%, 11/01/2031 (n)		249,000	260,422
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		567,000	559,224
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		499,000	492,538
			$10,690,731
Energy - Integrated – 0.7%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$243,000	$235,498
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	190,000	128,204
BP Capital Markets PLC, 6%, 2/19/2173	GBP	280,000	348,508
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$514,000	531,113
Eni S.p.A., 3.875%, 1/15/2034	EUR	270,000	286,899
Exxon Mobil Corp., 1.408%, 6/26/2039		450,000	351,546
			$1,881,768

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 2.5%
Carnival Corp., 6.125%, 2/15/2033 (n)(w)		$249,000	$249,617
Life Time, Inc., 6%, 11/15/2031 (n)		548,000	548,098
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		501,000	525,348
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		404,000	389,104
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		49,000	49,179
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		505,000	507,885
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		325,000	330,074
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		430,000	430,117
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		436,000	437,291
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		253,000	251,124
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		1,154,000	1,163,140
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		478,000	461,945
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		692,000	706,963
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		192,000	191,642
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		656,000	649,398
			$6,890,925
Financial Institutions – 4.2%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$626,867	$617,464
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		746,000	754,974
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		320,000	275,372
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		243,000	258,931
CTP N.V., 4.75%, 2/05/2030	EUR	410,000	443,879
CTP N.V., 3.875%, 11/21/2032		240,000	244,861
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		$496,000	531,555
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		387,000	389,045
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		448,000	467,600
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		568,000	555,191
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		383,000	399,602
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		204,000	206,817
Heimstaden Bostad AB, 8.375%, 1/29/2030	EUR	570,000	595,310
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		$349,000	358,246
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		199,000	203,140
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		477,000	509,756
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		86,000	84,598
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		381,000	394,906
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		226,000	230,170
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		615,000	614,182
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)		400,000	400,916
OneMain Finance Corp., 6.625%, 5/15/2029		489,000	496,812
OneMain Finance Corp., 5.375%, 11/15/2029		598,000	580,443
OneMain Finance Corp., 7.5%, 5/15/2031		317,000	329,690
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		731,000	722,212
Shurgard Luxembourg Co., 3.625%, 10/22/2034	EUR	400,000	412,653
SLM Corp., 6.5%, 1/31/2030		$601,000	606,634
			$11,684,959
Food & Beverages – 4.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$367,000	$330,864
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	324,705
B&G Foods, Inc., 8%, 9/15/2028 (n)		449,000	465,286
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	486,206
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		325,000	317,229
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		198,000	187,595
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		691,000	659,214
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		429,000	447,815
Constellation Brands, Inc., 2.25%, 8/01/2031		290,000	241,614
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		339,000	350,443
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		317,000	330,284

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	440,000	$470,187
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		$200,000	195,100
Heineken N.V., 3.812%, 7/04/2036	EUR	350,000	371,482
JBS USA Food Co., 6.5%, 12/01/2052		$241,000	245,706
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		256,000	235,798
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	884,796
Kerry Group Financial Services Co., 3.75%, 9/05/2036	EUR	330,000	347,277
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$549,000	446,853
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	280,000	289,194
Performance Food Group Co., 5.5%, 10/15/2027 (n)		$678,000	674,344
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)		332,000	332,698
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		924,000	859,501
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		219,000	213,414
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		875,000	826,517
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		360,000	320,622
Roquette Freres S.A., 5.494% to 2/25/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.252%) to 2/25/2035, FLR (EUR ICE Swap Rate - 5yr. + 3.502%) to 2/25/2050, FLR (EUR ICE Swap Rate - 5yr. + 4.252%) to 11/25/2173	EUR	400,000	420,873
Sudzucker International Finance B.V., 4.125%, 1/29/2032		320,000	332,692
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		$813,000	786,272
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		131,000	127,351
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		247,000	241,471
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		263,000	230,649
			$12,994,052
Forest & Paper Products – 1.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$521,000	$498,830
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		753,000	759,672
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		350,000	356,775
Smurfit Kappa Treasury Co., 3.807%, 11/27/2036	EUR	454,000	476,472
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		$444,000	468,279
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		398,000	432,541
			$2,992,569
Gaming & Lodging – 3.5%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$365,000	$376,210
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		541,000	540,827
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,025,000	1,012,550
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,016,000	983,962
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		585,000	514,382
IHG Finance LLC, 3.625%, 9/27/2031	EUR	480,000	500,376
Las Vegas Sands Corp., 6.2%, 8/15/2034		$465,000	468,240
Marriott International, Inc., 2.85%, 4/15/2031		405,000	356,121
Melco Resorts Finance Limited, 5.375%, 12/04/2029		856,000	789,029
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		217,000	216,627
Sands China Ltd., 4.375%, 6/18/2030		520,000	484,846
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		909,000	873,348
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		680,000	665,555
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,319,000	1,272,816
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		637,000	617,388
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		133,000	139,069
			$9,811,346
Industrial – 1.3%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$640,000	$652,096
APi Escrow Corp., 4.75%, 10/15/2029 (n)		874,000	829,214
Arcadis N.V., 4.875%, 2/28/2028	EUR	358,000	387,955
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		$199,000	201,481
Prysmian S.p.A., 3.625%, 11/28/2028	EUR	280,000	294,094
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$966,000	564,958

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		$605,000	$594,416
			$3,524,214
Insurance – 1.0%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$354,345
Aviva PLC, 6.125% to 9/12/2034, FLR (GBP Government Yield - 5yr. + 3.3%) to 9/12/2054	GBP	360,000	443,671
Corebridge Financial, Inc., 4.35%, 4/05/2042		$351,000	292,785
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		236,000	242,705
Generali, 4.083%, 7/16/2035	EUR	270,000	286,311
MetLife, Inc., 5.3%, 12/15/2034		$580,000	577,123
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	170,000	178,547
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$446,000	467,860
			$2,843,347
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034		$292,000	$290,680
UnitedHealth Group, Inc., 5.15%, 7/15/2034		573,000	566,264
UnitedHealth Group, Inc., 4.625%, 7/15/2035		294,000	278,401
			$1,135,345
Insurance - Property & Casualty – 3.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$403,000	$418,356
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		447,000	431,073
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		410,000	394,411
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		400,000	407,014
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		958,000	958,204
American International Group, Inc., 5.125%, 3/27/2033		356,000	352,742
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		249,000	251,882
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		357,000	340,028
Arthur J. Gallagher & Co., 5%, 2/15/2032		79,000	77,619
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		109,000	117,080
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		348,000	339,329
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		715,000	731,360
Brown & Brown, Inc., 5.65%, 6/11/2034		320,000	319,773
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	490,000	343,919
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$402,000	410,896
Hub International Ltd., 5.625%, 12/01/2029 (n)		255,000	250,065
Hub International Ltd., 7.25%, 6/15/2030 (n)		760,000	785,824
Hub International Ltd., 7.375%, 1/31/2032 (n)		314,000	322,874
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		423,000	417,450
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		319,000	303,354
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		1,055,000	1,080,393
			$9,053,646
International Market Quasi-Sovereign – 2.0%
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 2/20/2031	EUR	300,000	$311,292
Electricite de France S.A., 6.5%, 11/08/2064	GBP	300,000	367,938
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	215,000	237,362
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		280,000	293,617
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		440,000	470,698
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		305,000	292,562
La Poste S.A. (Republic of France), 5% to 7/16/2031, FLR (EUR ICE Swap Rate - 5yr. + 2.679%) to 7/16/2036, FLR (EUR ICE Swap Rate - 5yr. + 2.929%) to 7/16/2051, FLR (EUR ICE Swap Rate - 5yr. + 3.679%) to 1/16/2174		300,000	321,131
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		435,000	451,939
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034		320,000	344,174
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	356,744
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	270,000	259,993
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032		280,000	291,208
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		500,000	520,477

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Swisscom Finance, 3.5%, 11/29/2031	EUR	500,000	$533,040
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	519,000	369,605
			$5,421,780
International Market Sovereign – 4.2%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	12,306,000	$7,086,252
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	204,369
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	705,415
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	1,400,000	1,499,195
Republic of Iceland, 5%, 11/15/2028	ISK	63,000,000	415,188
Republic of Italy, 4.15%, 10/01/2039 (n)	EUR	1,585,000	1,696,058
			$11,606,477
Local Authorities – 0.2%
Province of Alberta, 1.65%, 6/01/2031	CAD	553,000	$346,727
Province of British Columbia, 2.95%, 6/18/2050		405,000	224,260
			$570,987
Machinery & Tools – 0.8%
AGCO Corp., 5.8%, 3/21/2034		$294,000	$295,139
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		308,000	311,621
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,014,000	1,067,714
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		354,000	367,990
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)		251,000	251,409
			$2,293,873
Major Banks – 6.4%
Danske Bank A.S., 3.75%, 11/19/2036	EUR	280,000	$290,863
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$349,000	352,000
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		409,000	354,865
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		361,000	351,856
Bankinter S.A., 3.5%, 9/10/2032	EUR	200,000	210,142
Barclays PLC, 5.746% to 7/31/2031, FLR (SONIA + 1.614%) to 7/31/2032	GBP	550,000	689,439
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$467,000	465,364
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		688,000	589,327
Danske Bank A.S., 1.549%, 9/10/2027 (n)		361,000	342,784
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		390,000	380,057
Danske Bank A.S., 3.25% to 1/14/2032, FLR (EUR ICE Swap Rate - 1yr. + 0.9%) to 1/14/2033	EUR	550,000	572,360
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$440,000	441,203
Erste Group Bank AG, 3.25% to 1/14/2032, FLR (EURIBOR - 3mo. +0.98%) to 1/14/2033	EUR	600,000	621,748
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$216,000	212,246
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		495,000	475,567
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		271,000	268,511
ING Groep N.V., 3.375%, 11/19/2032	EUR	300,000	312,519
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$343,000	350,260
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		121,000	118,869
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		639,000	535,447
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	400,000	418,848
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030		400,000	417,865
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	464,915
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		527,000	506,807
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		462,000	431,290
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		222,000	222,006
Morgan Stanley, 5.213%, 10/24/2035	GBP	560,000	680,562
Nationwide Building Society, 5.532% to 1/13/2032, FLR (BPISDS01 + 1.474%) to 1/13/2033		600,000	750,993
NatWest Group PLC, 3.673% to 8/05/2030, FLR (EURIBOR - 3mo. + 1.097%) to 8/05/2031	EUR	170,000	180,955
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	212,574
NatWest Markets PLC, 3.125%, 1/10/2030	EUR	510,000	530,640
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$287,000	291,537

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		$176,000	$176,873
Societe Generale S.A., 3.75% to 7/15/2030, FLR (EURIBOR - 3mo. + 1.45%) to 7/15/2031	EUR	200,000	209,329
Société Générale S.A., 3.625%, 11/13/2030		300,000	314,052
Toronto-Dominion Bank, 4.03% to 1/23/2031, FLR (EUR Swap Rate - 5yr. + 1.5%) to 1/23/2036		660,000	693,144
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,356,000	1,143,394
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		530,000	521,302
UniCredit S.p.A., 3.8% to 1/16/2032, FLR (EURIBOR - 3mo. +1.4%) to 1/16/2033	EUR	660,000	691,546
UniCredit S.p.A., 4.2%, 6/11/2034		390,000	419,888
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$262,000	263,332
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		337,000	297,354
			$17,774,633
Medical & Health Technology & Services – 4.2%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$707,802
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		504,000	487,260
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		427,000	447,052
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	370,000	395,879
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$870,000	803,364
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		556,000	552,428
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		295,000	193,448
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,190,000	1,014,560
Concentra, Inc., 6.875%, 7/15/2032 (n)		531,000	549,082
Encompass Health Corp., 5.75%, 9/15/2025		52,000	51,940
Encompass Health Corp., 4.75%, 2/01/2030		643,000	618,545
Encompass Health Corp., 4.625%, 4/01/2031		202,000	189,063
HCA, Inc., 5.45%, 9/15/2034		131,000	128,326
HCA, Inc., 5.125%, 6/15/2039		235,000	216,070
ICON Investments Six DAC, 5.809%, 5/08/2027		270,000	274,780
ICON Investments Six DAC, 5.849%, 5/08/2029		200,000	204,507
IQVIA, Inc., 5%, 5/15/2027 (n)		654,000	647,709
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	408,123
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		293,000	312,569
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		322,000	356,026
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		201,000	195,945
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	192,322
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	200,588
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		408,000	406,984
Tenet Healthcare Corp., 6.125%, 10/01/2028		329,000	329,176
Tenet Healthcare Corp., 4.375%, 1/15/2030		260,000	243,242
Tenet Healthcare Corp., 6.125%, 6/15/2030		833,000	835,999
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	330,000	242,626
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		$491,000	499,300
			$11,704,715
Medical Equipment – 0.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$230,000	$245,818
Medline Borrower LP, 3.875%, 4/01/2029 (n)		256,000	238,875
Medline Borrower LP, 5.25%, 10/01/2029 (n)		727,000	704,414
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		354,000	359,707
Medtronic, Inc., 4.15%, 10/15/2053	EUR	120,000	129,954
Stryker Corp., 3.625%, 9/11/2036		340,000	355,819
			$2,034,587
Metals & Mining – 1.5%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$376,586
ArcelorMittal S.A., 3.5%, 12/13/2031	EUR	160,000	163,055
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$533,000	506,633
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,511,000	1,378,687
Novelis Corp., 4.75%, 1/30/2030 (n)		576,000	541,204

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.875%, 8/15/2031 (n)		$315,000	$275,933
Novelis Inc., 6.875%, 1/30/2030 (n)		300,000	307,128
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		263,920	205,200
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		494,000	505,696
			$4,260,122
Midstream – 5.4%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$300,000	$305,187
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		169,000	173,488
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		379,000	397,188
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		602,000	631,380
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		566,000	535,106
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		769,000	711,295
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		490,000	464,623
Energy Transfer LP, 5.95%, 5/15/2054		359,000	345,409
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		408,051	354,358
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		198,000	202,634
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		517,000	512,960
NFE Financing LLC, 12%, 11/15/2029 (n)		348,036	363,256
NuStar Logistics LP, 6.375%, 10/01/2030		599,000	610,029
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	617,000	405,144
Peru LNG, 5.375%, 3/22/2030		$959,785	891,893
Plains All American Pipeline LP, 5.7%, 9/15/2034		409,000	409,378
Prairie Acquiror LP, 9%, 8/01/2029 (n)		448,000	463,300
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		59,000	56,563
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		176,000	176,079
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		581,000	565,171
Sunoco LP, 7.25%, 5/01/2032 (n)		612,000	638,552
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		849,000	830,488
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		300,000	305,362
Targa Resources Corp., 4.2%, 2/01/2033		201,000	183,330
Targa Resources Corp., 4.95%, 4/15/2052		325,000	274,290
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		551,000	509,691
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		978,000	884,165
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		441,000	460,867
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		542,000	604,170
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		254,000	259,608
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		740,000	778,821
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		622,000	648,169
			$14,951,954
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		$435,000	$396,732
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	485,980
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		365,000	370,871
			$1,253,583
Natural Gas - Distribution – 0.5%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$236,000	$238,883
ENGIE S.A., 3.875%, 3/06/2036	EUR	200,000	212,999
ENGIE S.A., 4.25%, 1/11/2043		200,000	213,091
Naturgy Finance Iberia S.A., 3.25%, 10/02/2030		200,000	207,528
Vier Gas Transport GmbH, 3.375%, 11/11/2031		500,000	518,337
			$1,390,838

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$362,000	$347,189
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	740,000	675,436
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$136,000	133,481
			$1,156,106
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$240,000	$187,675
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		649,000	653,390
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	869,420
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	106,334
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		233,000	259,613
Orange S.A., 1.375%, 9/04/2049		200,000	146,123
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$199,000	205,969
			$2,428,524
Oil Services – 0.7%
Archrock Partners LP, 6.625%, 9/01/2032 (n)		$449,000	$455,151
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		545,000	516,064
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		601,000	615,020
Valaris Ltd., 8.375%, 4/30/2030 (n)		247,000	253,658
			$1,839,893
Oils – 0.3%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$402,000	$396,358
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)		458,000	424,681
			$821,039
Other Banks & Diversified Financials – 2.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$650,842
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		400,000	403,356
BPCE S.A., 4.5%, 3/15/2025 (n)		544,000	543,512
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		500,000	413,174
CaixaBank S.A., 3.75%, 1/27/2036	EUR	300,000	312,094
CaixaBank S.A., 4.375%, 8/08/2036		500,000	531,243
Commerzbank AG, 3.625%, 1/14/2032		300,000	313,023
Commerzbank AG, 4% to 7/16/2031, FLR (EURIBOR - 3mo. + 1.25%) to 7/16/2032		300,000	318,757
Commerzbank AG, 3.875%, 10/15/2035		200,000	208,121
Commerzbank AG, 4.125%, 2/20/2037		300,000	311,055
Coventry Building Society, 3.125%, 10/29/2029		220,000	227,460
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$318,000	348,014
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		180,000	178,366
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		172,000	177,066
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	356,838
PKO Bank Polski S.A., 3.875% to 9/12/2026, FLR (EURIBOR - 3mo. + 1.4%) to 9/12/2027	EUR	340,000	354,896
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$239,000	241,700
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		174,000	175,731
			$6,065,248
Pharmaceuticals – 0.7%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$254,000	$254,369
AbbVie, Inc., 5.35%, 3/15/2044		226,000	221,271
AbbVie, Inc., 5.4%, 3/15/2054		282,000	272,055
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		289,000	234,129
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		214,000	113,420
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		188,000	185,517
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		580,000	550,118
			$1,830,879

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$638,000	$607,422
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	168,733
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		266,000	275,949
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		238,000	243,350
			$1,295,454
Precious Metals & Minerals – 0.6%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$198,000	$192,538
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		608,000	600,066
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		552,000	540,716
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		346,000	351,944
			$1,685,264
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$397,000	$389,620
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$194,000	$173,734
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)(w)		199,000	202,086
			$375,820
Real Estate - Office – 0.7%
Alexandrite Monnet UK Holdco PLC, 10.5%, 5/15/2029	EUR	390,000	$443,394
Boston Properties LP, REIT, 3.65%, 2/01/2026		$363,000	357,621
Boston Properties LP, REIT, 2.75%, 10/01/2026		204,000	196,927
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.25%, 1/22/2030	EUR	200,000	207,565
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$245,000	237,882
Corporate Office Property LP, REIT, 2%, 1/15/2029		95,000	84,389
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		208,000	179,561
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		245,000	246,244
			$1,953,583
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031		$630,000	$555,187
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		508,000	485,314
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		859,000	890,658
XHR LP, REIT, 4.875%, 6/01/2029 (n)		637,000	605,269
			$2,536,428
Real Estate - Retail – 0.5%
Hammerson PLC, 5.875%, 10/08/2036	GBP	138,000	$165,771
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$347,000	298,492
STORE Capital Corp., REIT, 2.7%, 12/01/2031		371,000	307,740
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	300,000	310,585
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$400,000	381,510
			$1,464,098
Restaurants – 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$301,000	$305,100
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		358,000	324,184
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		549,000	517,143
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		251,000	249,931
			$1,396,358
Retailers – 1.4%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	130,000	$137,711
Home Depot, Inc., 4.875%, 2/15/2044		$129,000	118,486
Home Depot, Inc., 3.625%, 4/15/2052		379,000	275,024
L Brands, Inc., 6.625%, 10/01/2030 (n)		649,000	660,777

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		$488,000	$478,058
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		351,000	340,282
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	310,000	242,805
Parkland Corp., 4.625%, 5/01/2030 (n)		$876,000	815,355
Parkland Corp., 6.625%, 8/15/2032 (n)		102,000	102,238
Penske Automotive Group Co., 3.75%, 6/15/2029		655,000	605,672
Saks Global Enterprises, 11%, 12/15/2029 (n)		250,000	239,401
			$4,015,809
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$257,000	$236,546
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		320,000	249,873
International Flavors & Fragrances, Inc., 5%, 9/26/2048		201,000	171,728
			$658,147
Specialty Stores – 0.9%
Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$173,602	$187,006
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		599,463	720,841
DICK'S Sporting Goods, 4.1%, 1/15/2052		642,000	467,022
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		287,000	223,184
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		322,000	202,258
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		815,000	812,370
			$2,612,681
Supermarkets – 0.6%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$671,000	$697,418
Kroger Co., 5.5%, 9/15/2054		328,000	307,337
Ocado Group PLC, 10.5%, 8/08/2029	GBP	300,000	380,488
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034		200,000	238,834
			$1,624,077
Supranational – 0.2%
European Union, 2.5%, 10/04/2052	EUR	680,000	$592,532
Telecommunications - Wireless – 1.7%
Altice France S.A., 5.5%, 1/15/2028 (n)		$483,000	$390,780
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	159,150
American Tower Corp., 5.45%, 2/15/2034		464,000	464,794
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	553,715
SBA Communications Corp., 3.875%, 2/15/2027		363,000	351,237
SBA Communications Corp., 3.125%, 2/01/2029		814,000	740,579
TDF Infrastructure S.A.S., 4.125%, 10/23/2031	EUR	300,000	311,946
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$576,000	570,140
T-Mobile USA, Inc., 3.875%, 4/15/2030		181,000	171,092
T-Mobile USA, Inc., 5.75%, 1/15/2034		113,000	116,076
Vodafone Group PLC, 5.625%, 2/10/2053		360,000	339,376
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	110,747
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$531,000	566,842
			$4,846,474
Telephone Services – 0.6%
Deutsche Telekom AG, 3.625%, 2/03/2045 (w)	EUR	220,000	$226,377
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$299,781	339,859
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		324,763	253,192
TELUS Corp., 2.85%, 11/13/2031	CAD	912,000	581,870
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$199,000	181,545
			$1,582,843

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	640,000	$679,657
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$445,000	449,603
			$1,129,260
Transportation - Services – 1.5%
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033	EUR	170,000	$191,817
Autostrade per l'Italia S.p.A., 4.625%, 2/28/2036		410,000	439,936
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		447,000	483,287
DSV Finance B.V., 3.25%, 11/06/2030		100,000	104,498
DSV Finance B.V., 3.375%, 11/06/2032		100,000	104,520
DSV Finance B.V., 3.375%, 11/06/2034		100,000	103,387
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$306,000	311,404
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		111,000	116,072
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	300,000	375,395
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	420,000	439,446
Mobico Group PLC, 4.875%, 9/26/2031		560,000	587,538
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		200,000	213,448
Triton International Ltd., 3.15%, 6/15/2031 (n)		$486,000	415,412
United Parcel Service, 5.05%, 3/03/2053		252,000	230,010
			$4,116,170
U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$8,032,000	$5,744,449
U.S. Treasury Bonds, 4.375%, 8/15/2043		178,000	168,001
U.S. Treasury Bonds, 4.625%, 5/15/2054		2,990,000	2,901,234
U.S. Treasury Notes, 4.125%, 8/31/2030 (f)		2,680,000	2,645,349
			$11,459,033
Utilities - Electric Power – 6.3%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$720,000	$598,741
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	88,714
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	65,255
Bruce Power LP, 2.68%, 12/21/2028	CAD	264,000	176,703
Bruce Power LP, 4.7%, 6/21/2031		238,000	170,931
Bruce Power LP, 4.27%, 12/21/2034		594,000	409,046
Calpine Corp., 4.5%, 2/15/2028 (n)		$570,000	553,028
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		434,000	412,625
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		519,000	509,969
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,153,000	1,020,933
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		173,000	150,646
Duke Energy Florida LLC, 6.2%, 11/15/2053		366,000	383,368
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	300,000	375,664
Edison International, 4.7%, 8/15/2025		$420,000	418,417
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		484,000	408,331
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	320,000	341,379
Enel Finance International N.V., 4.5%, 2/20/2043		230,000	250,949
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174		830,000	858,993
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	202,585
Entergy Corp., 0.9%, 9/15/2025		561,000	548,126
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	474,000	525,068
Eversource Energy, 5.5%, 1/01/2034		$472,000	469,232
Georgia Power Co., 4.95%, 5/17/2033		593,000	580,102
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	158,457
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)		102,000	99,360
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	902,664
National Grid, Inc., 3.724%, 11/25/2034	EUR	630,000	654,869
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$373,000	374,973
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		423,000	401,325

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		$449,000	$451,745
Oncor Electric Delivery, 3.5%, 5/15/2031	EUR	300,000	316,775
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$170,000	172,428
Pacific Gas & Electric Co., 6.4%, 6/15/2033		164,000	168,934
Pacific Gas & Electric Co., 5.9%, 10/01/2054		229,000	213,023
PG&E Corp., 5.25%, 7/01/2030		856,000	805,016
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		249,000	241,928
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		512,000	484,977
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		639,955	645,413
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		236,000	234,956
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		687,000	661,994
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	499,693
Xcel Energy, Inc., 4.6%, 6/01/2032		237,000	226,018
Xcel Energy, Inc., 5.5%, 3/15/2034		184,000	182,485
			$17,415,838
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,123,000	$1,079,363
Utilities - Other – 0.2%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$448,000	$466,080
Utilities - Water – 0.1%
Severn Trent Water Ltd., 3.875%, 8/04/2035 (w)	EUR	340,000	$355,307
Total Bonds			$359,333,348
Exchange-Traded Funds – 0.6%
Fixed Income ETFs – 0.6%
Invesco Senior Loan Fund ETF		79,443	$1,672,275
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		5,426	$174,989
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		520	$118,336
Total Common Stocks			$293,325
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	7,000	$2,473

Mutual Funds (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 4.41% (v)	8,787,628	$8,789,386

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 42 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Goldman Sachs International	$ 6,508,784	EUR 5,730,000	$46,033
iTraxx Europe Crossover Series 42 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2025 @ 3.25%	Put	Goldman Sachs International	2,817,065	2,480,000	19,923
Total Purchased Options					$65,956
Other Assets, Less Liabilities – (33.1)%	(92,070,836)
Net Assets – 100.0%	$278,085,927
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,789,386 and $361,367,377, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,541,995, representing 72.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,198,321	USD	1,353,029	Barclays Bank PLC	4/16/2025	$14,171
BRL	4,203,951	USD	696,245	Goldman Sachs International	3/05/2025	17,330
CHF	390,729	USD	429,512	HSBC Bank	4/16/2025	2,992
CZK	59,913	USD	2,424	UBS AG	4/16/2025	47
EUR	793,767	USD	820,670	Barclays Bank PLC	4/16/2025	5,645
EUR	4,578,846	USD	4,735,851	HSBC Bank	4/16/2025	30,748
EUR	167,879	USD	173,290	JPMorgan Chase Bank N.A.	4/16/2025	1,473
EUR	986,310	USD	1,025,594	State Street Corp.	4/16/2025	1,160
GBP	95,680	USD	116,531	Citibank N.A.	4/16/2025	2,076
GBP	665,288	USD	820,848	State Street Corp.	4/16/2025	3,852
JPY	107,664,321	USD	689,622	Merrill Lynch International	4/16/2025	10,201
NOK	47,396,192	USD	4,130,960	HSBC Bank	4/16/2025	56,452
NZD	2,407,162	USD	1,347,930	State Street Corp.	4/16/2025	11,597
PEN	140,575	USD	37,570	Goldman Sachs International	4/24/2025	116
SEK	590,731	USD	52,985	HSBC Bank	4/16/2025	521
USD	1,116,199	AUD	1,788,290	Merrill Lynch International	4/16/2025	4,009
USD	3,083,170	CAD	4,434,707	BNP PARIBAS	4/16/2025	22,184
USD	335,179	CAD	483,251	HSBC Bank	4/16/2025	1,622
USD	361,852	CAD	517,062	State Street Corp.	4/16/2025	4,958
USD	420,651	CHF	379,235	State Street Corp.	4/16/2025	871
USD	1,463,219	EUR	1,390,359	Deutsche Bank AG	4/16/2025	15,848
USD	3,009,524	EUR	2,884,256	HSBC Bank	4/16/2025	6,998
USD	302,125	EUR	288,782	JPMorgan Chase Bank N.A.	4/16/2025	1,502
USD	1,020,320	GBP	818,276	Barclays Bank PLC	4/16/2025	5,974
USD	119,254	GBP	95,680	Deutsche Bank AG	4/16/2025	648
USD	750,059	GBP	600,000	JPMorgan Chase Bank N.A.	4/22/2025	6,301
USD	1,400,722	IDR	21,921,300,699	Barclays Bank PLC	2/03/2025	55,857
USD	1,361,330	IDR	22,133,341,815	Citibank N.A.	2/03/2025	3,456
USD	691,837	INR	60,215,793	Barclays Bank PLC	4/15/2025	283
USD	676,149	INR	58,534,249	Deutsche Bank AG	3/10/2025	2,102
USD	1,413,589	KRW	1,939,586,020	Barclays Bank PLC	2/03/2025	78,706
USD	9,532,831	KRW	13,446,469,112	Citibank N.A.	2/03/2025	278,551
USD	5,382,261	KRW	7,693,027,566	Citibank N.A.	4/24/2025	69,163
USD	12,102	MXN	252,303	Barclays Bank PLC	4/16/2025	58
USD	12,261	MYR	53,886	Barclays Bank PLC	3/10/2025	158
USD	698,778	NZD	1,232,412	Deutsche Bank AG	4/16/2025	2,731
						$720,361
Liability Derivatives
AUD	660,338	USD	417,601	JPMorgan Chase Bank N.A.	4/16/2025	$(6,918)
CHF	1,652,164	USD	1,841,500	State Street Corp.	4/16/2025	(12,695)
EUR	210,528	USD	220,146	Barclays Bank PLC	4/16/2025	(986)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	265,572	USD	280,205	Goldman Sachs International	4/16/2025	$(3,743)
EUR	1,082,428	USD	1,139,644	HSBC Bank	4/16/2025	(12,833)
EUR	403,511	USD	420,119	State Street Corp.	4/16/2025	(62)
EUR	2,165,263	USD	2,273,909	UBS AG	4/16/2025	(19,859)
GBP	745,031	USD	925,900	UBS AG	4/16/2025	(2,348)
HUF	381,095,900	USD	978,413	Goldman Sachs International	4/16/2025	(13,199)
IDR	21,921,300,699	USD	1,348,256	Barclays Bank PLC	2/03/2025	(3,391)
IDR	22,133,341,815	USD	1,401,848	Citibank N.A.	2/03/2025	(43,974)
IDR	106,020,558	USD	6,529	Citibank N.A.	5/05/2025	(46)
INR	58,534,249	USD	673,543	Deutsche Bank AG	4/15/2025	(1,300)
INR	58,534,249	USD	687,611	Goldman Sachs International	3/10/2025	(13,564)
JPY	94,355,494	USD	613,927	State Street Corp.	4/16/2025	(612)
KRW	1,939,586,020	USD	1,353,231	Barclays Bank PLC	2/03/2025	(18,347)
KRW	13,446,469,112	USD	9,378,294	Citibank N.A.	2/03/2025	(124,014)
NZD	1,218,873	USD	697,801	State Street Corp.	4/16/2025	(9,401)
USD	8,437,180	AUD	13,710,698	State Street Corp.	4/16/2025	(89,904)
USD	339,839	BRL	2,105,730	Citibank N.A.	3/05/2025	(17,585)
USD	1,815,106	CHF	1,652,164	State Street Corp.	4/16/2025	(13,699)
USD	1,683,842	CNH	12,330,772	HSBC Bank	4/16/2025	(5,180)
USD	1,139,026	CNH	8,341,199	UBS AG	4/16/2025	(3,520)
USD	7,592,136	EUR	7,339,240	Barclays Bank PLC	4/16/2025	(48,048)
USD	22,222,107	EUR	21,509,996	Deutsche Bank AG	4/16/2025	(169,898)
USD	9,842,679	EUR	9,523,216	HSBC Bank	4/16/2025	(71,035)
USD	2,330,922	EUR	2,253,317	JPMorgan Chase Bank N.A.	4/16/2025	(14,792)
USD	14,807,943	EUR	14,337,921	State Street Corp.	4/16/2025	(117,901)
USD	6,145,186	GBP	5,043,508	State Street Corp.	4/16/2025	(106,817)
USD	520,092	JPY	81,229,676	Deutsche Bank AG	4/16/2025	(7,904)
USD	121,190	JPY	18,922,807	JPMorgan Chase Bank N.A.	4/16/2025	(1,809)
USD	4,238,509	SEK	47,250,192	HSBC Bank	4/16/2025	(41,273)
USD	1,355,744	TWD	44,811,418	Citibank N.A.	4/17/2025	(22,139)
USD	393,146	ZAR	7,565,269	State Street Corp.	4/16/2025	(9,350)
						$(1,028,146)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	24	$2,923,726	March – 2025	$33,403
Euro-Bund 10 yr	Short	EUR	86	11,822,962	March – 2025	389,693
Euro-Buxl 30 yr	Short	EUR	3	401,225	March – 2025	38,772
Euro-Schatz 2 yr	Short	EUR	204	22,605,224	March – 2025	110,672
Long Gilt 10 yr	Short	GBP	24	2,760,611	March – 2025	55,506
U.S. Treasury Note 10 yr	Short	USD	48	5,224,500	March – 2025	38,823
U.S. Treasury Note 2 yr	Long	USD	111	22,824,375	March – 2025	7,276
U.S. Treasury Note 5 yr	Short	USD	138	14,681,906	March – 2025	51,581
U.S. Treasury Ultra Bond 30 yr	Short	USD	24	2,843,250	March – 2025	107,510
U.S. Treasury Ultra Note 10 yr	Short	USD	35	3,898,125	March – 2025	89,372
						$922,608

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	44	$5,011,875	March – 2025	$(81,249)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	EUR	580,000	Goldman Sachs International	1.00% / Quarterly	(1)	$(8,306)	$(55,813)	$(64,119)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by SES S.A., 0.875%, 11/04/27, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.   Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At January 31, 2025, the fund had cash collateral of $250,000 and liquid securities with an aggregate value of $1,144,262 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$174,989	$—	$174,989
United States	—	—	118,336	118,336
United Kingdom	—	2,473	—	2,473
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	11,459,033	—	11,459,033
Non - U.S. Sovereign Debt	—	56,649,822	—	56,649,822
Municipal Bonds	—	1,253,583	—	1,253,583
U.S. Corporate Bonds	—	188,198,542	—	188,198,542
Residential Mortgage-Backed Securities	—	1,555,229	—	1,555,229
Commercial Mortgage-Backed Securities	—	4,202,183	—	4,202,183
Asset-Backed Securities (including CDOs)	—	4,833,308	—	4,833,308
Foreign Bonds	—	91,247,604	—	91,247,604
Investment Companies	10,461,661	—	—	10,461,661
Total	$10,461,661	$359,576,766	$118,336	$370,156,763
Other Financial Instruments
Futures Contracts – Assets	$922,608	$—	$—	$922,608
Futures Contracts – Liabilities	(81,249)	—	—	(81,249)
Forward Foreign Currency Exchange Contracts – Assets	—	720,361	—	720,361
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,028,146)	—	(1,028,146)
Swap Agreements – Liabilities	—	(64,119)	—	(64,119)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/24	$118,336
Change in unrealized appreciation or depreciation	0
Balance as of 1/31/25	$118,336
At January 31, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,218,242	$31,723,474	$30,152,341	$(695)	$706	$8,789,386
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,209	$—